FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Investments in debt instruments at FVTOCI
Corporate bonds	$108,612.1	$88,636.1
Agency mortgage-backed securities	46,611.4	49,150.8
Government bonds/Agency bonds	20,645.9	25,437.5
Asset-backed securities	11,490.5	8,512.2
	187,359.9	171,736.6
		(Continued)

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	$7,822.9	$8,797.2
Publicly traded stocks	4,842.8	3,956.1
	12,665.7	12,753.3

	$200,025.6	$184,489.9

Current	$192,202.7	$175,692.7
Noncurrent	7,822.9	8,797.2

	$200,025.6	$184,489.9
		(Concluded)
These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as financial assets at FVTOCI. For dividends recognized from these investments, please refer to consolidated statements of cash flows. All of the dividends are mainly from investments held at the end of the reporting period.
For the years ended December 31, 2023, 2024 and 2025, as the Company adjusted its investment portfolio, equity investments designated at FVTOCI were divested for NT$272.0 million, NT$6,190.0 million and
NT$940.7 million, respectively. The related other equity-unrealized gain/loss on financial assets at
FVTOCI of NT$151.9 million, NT$3,772.8 million and NT$541.1 million were transferred to increase retained earnings, respectively.
As of December 31, 2024 and 2025, the cumulative loss allowance for expected credit loss of NT$63.1 million and NT$43.8 million was recognized under investments in debt instruments at FVTOCI, respectively. Refer to Note 33 for information relating to the credit risk management and expected credit loss.